III. FINANCIAL RISK MANAGEMENT - Changes in Level 3 Assets and Liabilities (Details) - Level 3 of fair value hierarchy [member] - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022
Disclosure of fair value measurement of assets [line items]
At the beginning of the year		$ 54,987	$ 56,294
Decrease	[1]	(47,467)	(1,126)
Currency translation adjustment and others		(109)	(181)
At the end of the year		$ 7,411	$ 54,987

[1]	For 2023, related to the sale of Venezuela awards. For more information see notes 6 and 35.